Related Party Balances and Transactions - Schedule of Amounts Due from Related Parties (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Short-term amounts due from related parties
Total short-term amounts due from related parties	¥ 2,071	$ 301	¥ 551,214,823
Total amounts due from related parties	2,071	301	551,214,823
Qufenqi Inc. [Member]
Short-term amounts due from related parties
Total short-term amounts due from related parties			27,475
Ganzhou QuCampus [Member]
Short-term amounts due from related parties
Total short-term amounts due from related parties			23,714
Ganzhou Happy Share Capital Management LLP [Member]
Short-term amounts due from related parties
Total short-term amounts due from related parties	¥ 2,071	$ 301	770
Alipay.com Co., Ltd. [Member]
Short-term amounts due from related parties
Total short-term amounts due from related parties			549,842,011
Alibaba Cloud Computing Co., Ltd. [Member]
Short-term amounts due from related parties
Total short-term amounts due from related parties			320,853
Key Management and their Immediate Families [Member] | Loan Principal and Financing Service Fee Receivables [Member]
Short-term amounts due from related parties
Total short-term amounts due from related parties			¥ 1,000,000